Lease obligation (Schedule of Lease Obligation) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of finance lease and operating lease by lessee [abstract]
Balance - December 31, 2017
Leases recognized upon transition to IFRS 16	87
Additions	1,291
Repayment of lease obligation	(74)
Accreted interest	94
Balance - December 31, 2018	1,398
Less: Current portion	(90)
Non-current portion	$ 1,308